Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Disclosure of financial instruments that are carried at fair value
The following table summarizes the Company’s financial instruments that are carried at fair value in the consolidated balance sheets:

Financial Instruments at Fair Value
($ millions)	December 31, 2020	December 31, 2019
Commodity contracts – FVTPL
Natural gas(1)	33	31
Crude oil(2)	8	11
Crude oil call options(3)	(23)	(2)
Crude oil put options(3)	8	(4)
Foreign currency contracts – FVTPL
Foreign currency forwards	—	2
Other assets – FVTPL	1	1
End of year	27	39
(1)    Natural gas contracts includes a $25 million increase at December 31, 2020 (December 31, 2019 – $4 million decrease) to the fair value of held-for-trading inventory, recognized in the consolidated balance sheets, related to third party physical purchase and sale contracts for natural gas held in storage. Total fair value of the related natural gas storage inventory was $37 million at December 31, 2020 (December 31, 2019 – $19 million).
(2)    Crude oil contracts includes a $5 million increase at December 31, 2020 (December 31, 2019 – $12 million increase) to the fair value of held-for-trading inventory, recognized in the consolidated balance sheets, related to third party crude oil physical purchase and sale contracts. Total fair value of the related crude oil inventory was $84 million at December 31, 2020 (December 31, 2019 – $136 million).
(3)    Excludes net unsettled premiums of $12 million.

Disclosure of offsetting of financial assets and financial liabilities [text block]
The tables below outline the financial assets and financial liabilities that are subject to set-off rights and related arrangements, and the effect of those rights and arrangements on the consolidated balance sheets:

	As at December 31, 2020
Offsetting Financial Assets and Liabilities ($ millions)	Gross Amount	Amount Offset	Net Amount
Financial Assets
Financial derivatives	69	(51)	18
Normal purchase and sale agreements	391	(311)	80
End of year	460	(362)	98
Financial Liabilities
Financial derivatives	(116)	87	(29)
Normal purchase and sale agreements	(540)	307	(233)
End of year	(656)	394	(262)

	As at December 31, 2019
Offsetting Financial Assets and Liabilities ($ millions)	Gross Amount	Amount Offset	Net Amount
Financial Assets
Financial derivatives	79	(26)	53
Normal purchase and sale agreements	817	(274)	543
End of year	896	(300)	596
Financial Liabilities
Financial derivatives	(48)	25	(23)
Normal purchase and sale agreements	(843)	281	(562)
End of year	(891)	306	(585)

Disclosure of nature and extent of risks arising from financial instruments [text block]

Commodity Price Risk(1)
($ millions)	10% price increase	10% price decrease
Crude oil price	(8)	8
Natural gas price	(2)	2
(1) Based on average crude oil and natural gas market prices as at December 31, 2020.
Analysis of age of financial assets that are past due but not impaired [text block]
The Company’s accounts receivable was aged as follows at December 31, 2020:

Accounts Receivable Aging
($ millions)	December 31, 2020
Current	1,076
Past due (1 – 30 days)	63
Past due (31 – 60 days)	4
Past due (61 – 90 days)	3
Past due (more than 90 days)	9
Provision for expected credit losses	(36)
1,119

Disclosure of available credit facilities	Bank Operating Loans
At December 31, 2020, the Company had unsecured short-term borrowing lines of credit with banks totaling $975 million(1) (December 31, 2019 – $900 million) and letters of credit under these lines of credit totaling $427 million (December 31, 2019 – $436 million). As at December 31, 2020, bank operating loans were $40 million (December 31, 2019 – $nil). Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates.
Sunrise Oil Sands Partnership has an unsecured demand credit facility of $10 million (December 31, 2019 – $10 million) available for general purposes. The Company’s proportionate share of the credit facility is $5 million (December 31, 2019 – $5 million). As at December 31, 2020, there was no balance outstanding under this credit facility (December 31, 2019 – no balance).
(1)    Includes $125 million demand facilities available specifically for letters of credit only.
The Company had the following available credit facilities as at December 31, 2020:

Credit Facilities
($ millions)	Available	Unused
Operating facilities(1) (note 15)	975	508
Syndicated bank facilities(2) (note 17)	4,000	3,650
End of year	4,975	4,158
(1)    Consists of demand credit facilities.
(2)    Commercial paper outstanding is supported by the Company’s Syndicated credit facilities.

Interest rate swap contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Disclosure of fair value of financial instruments [text block]